JPMorgan Equity Index Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 1.6%
Boeing Co. (The) *	121	14,631
General Dynamics Corp.	49	10,329
Howmet Aerospace, Inc.	80	2,476
Huntington Ingalls Industries, Inc.	9	1,915
L3Harris Technologies, Inc.	41	8,610
Lockheed Martin Corp.	51	19,735
Northrop Grumman Corp.	31	14,808
Raytheon Technologies Corp.	320	26,167
Textron, Inc.	46	2,668
TransDigm Group, Inc.	11	5,854
		107,193
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	27	2,583
Expeditors International of Washington, Inc.	35	3,128
FedEx Corp.	52	7,684
United Parcel Service, Inc., Class B	159	25,594
		38,989
Airlines — 0.2%
Alaska Air Group, Inc. *	27	1,074
American Airlines Group, Inc. * (a)	141	1,694
Delta Air Lines, Inc. *	139	3,895
Southwest Airlines Co. *	128	3,962
United Airlines Holdings, Inc. *	71	2,301
		12,926
Auto Components — 0.1%
Aptiv plc *	59	4,587
BorgWarner, Inc.	51	1,610
		6,197
Automobiles — 2.6%
Ford Motor Co.	855	9,576
General Motors Co.	316	10,129
Tesla, Inc. *	576	152,946
		172,651
Banks — 3.7%
Bank of America Corp.	1,513	45,705
Citigroup, Inc.	419	17,471
Citizens Financial Group, Inc.	107	3,687
Comerica, Inc.	28	2,014
Fifth Third Bancorp	149	4,748
First Republic Bank	40	5,164
Huntington Bancshares, Inc.	312	4,115
JPMorgan Chase & Co. (b)	635	66,344
KeyCorp	202	3,235
M&T Bank Corp.	38	6,703
PNC Financial Services Group, Inc. (The)	89	13,267

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Regions Financial Corp.	202	4,060
Signature Bank	14	2,057
SVB Financial Group *	13	4,295
Truist Financial Corp.	287	12,502
US Bancorp	293	11,802
Wells Fargo & Co.	821	33,027
Zions Bancorp NA	33	1,657
		241,853
Beverages — 1.9%
Brown-Forman Corp., Class B	39	2,635
Coca-Cola Co. (The)	843	47,204
Constellation Brands, Inc., Class A	34	7,922
Keurig Dr Pepper, Inc.	184	6,589
Molson Coors Beverage Co., Class B (a)	41	1,955
Monster Beverage Corp. *	83	7,241
PepsiCo, Inc.	299	48,778
		122,324
Biotechnology — 2.2%
AbbVie, Inc.	383	51,372
Amgen, Inc.	116	26,103
Biogen, Inc. *	31	8,388
Gilead Sciences, Inc.	271	16,739
Incyte Corp. *	40	2,663
Moderna, Inc. * (a)	73	8,613
Regeneron Pharmaceuticals, Inc. *	23	15,986
Vertex Pharmaceuticals, Inc. *	56	16,076
		145,940
Building Products — 0.4%
Allegion plc	19	1,705
AO Smith Corp.	28	1,351
Carrier Global Corp.	182	6,479
Fortune Brands Home & Security, Inc.	28	1,503
Johnson Controls International plc	149	7,340
Masco Corp.	49	2,280
Trane Technologies plc	50	7,264
		27,922
Capital Markets — 3.0%
Ameriprise Financial, Inc.	23	5,900
Bank of New York Mellon Corp. (The)	159	6,132
BlackRock, Inc.	33	17,961
Cboe Global Markets, Inc.	23	2,695
Charles Schwab Corp. (The)	331	23,758
CME Group, Inc.	78	13,783
FactSet Research Systems, Inc.	8	3,290
Franklin Resources, Inc.	62	1,323

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Goldman Sachs Group, Inc. (The)	74	21,656
Intercontinental Exchange, Inc.	121	10,923
Invesco Ltd.	98	1,349
MarketAxess Holdings, Inc.	8	1,813
Moody's Corp.	34	8,306
Morgan Stanley	290	22,906
MSCI, Inc.	17	7,351
Nasdaq, Inc.	73	4,159
Northern Trust Corp.	45	3,860
Raymond James Financial, Inc.	42	4,156
S&P Global, Inc.	74	22,522
State Street Corp.	80	4,840
T. Rowe Price Group, Inc.	49	5,131
		193,814
Chemicals — 1.8%
Air Products and Chemicals, Inc.	48	11,175
Albemarle Corp.	25	6,705
Celanese Corp.	22	1,950
CF Industries Holdings, Inc.	43	4,152
Corteva, Inc.	156	8,891
Dow, Inc.	155	6,830
DuPont de Nemours, Inc.	108	5,465
Eastman Chemical Co.	27	1,889
Ecolab, Inc.	54	7,752
FMC Corp.	27	2,882
International Flavors & Fragrances, Inc.	55	5,013
Linde plc (United Kingdom)	108	29,086
LyondellBasell Industries NV, Class A	55	4,147
Mosaic Co. (The)	75	3,613
PPG Industries, Inc.	51	5,631
Sherwin-Williams Co. (The)	51	10,455
		115,636
Commercial Services & Supplies — 0.5%
Cintas Corp.	19	7,228
Copart, Inc. *	46	4,927
Republic Services, Inc.	45	6,048
Rollins, Inc.	50	1,738
Waste Management, Inc.	81	13,046
		32,987
Communications Equipment — 0.8%
Arista Networks, Inc. *	53	6,024
Cisco Systems, Inc.	897	35,859
F5, Inc. *	13	1,866

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Communications Equipment — continued
Juniper Networks, Inc.	70	1,824
Motorola Solutions, Inc.	36	8,092
		53,665
Construction & Engineering — 0.1%
Quanta Services, Inc.	31	3,944
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	13	4,349
Vulcan Materials Co.	29	4,538
		8,887
Consumer Finance — 0.5%
American Express Co.	130	17,518
Capital One Financial Corp.	83	7,659
Discover Financial Services	59	5,377
Synchrony Financial	104	2,940
		33,494
Containers & Packaging — 0.3%
Amcor plc	325	3,491
Avery Dennison Corp.	18	2,862
Ball Corp.	68	3,288
International Paper Co.	78	2,484
Packaging Corp. of America	20	2,279
Sealed Air Corp.	32	1,399
WestRock Co.	55	1,701
		17,504
Distributors — 0.2%
Genuine Parts Co.	31	4,572
LKQ Corp.	56	2,661
Pool Corp.	9	2,727
		9,960
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B *	391	104,332
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,543	23,665
Lumen Technologies, Inc. (a)	206	1,501
Verizon Communications, Inc.	909	34,523
		59,689
Electric Utilities — 2.0%
Alliant Energy Corp.	54	2,879
American Electric Power Co., Inc.	111	9,615
Constellation Energy Corp.	71	5,886
Duke Energy Corp.	167	15,506
Edison International	83	4,672
Entergy Corp.	44	4,432

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
Evergy, Inc.	50	2,951
Eversource Energy	75	5,847
Exelon Corp.	215	8,043
FirstEnergy Corp.	118	4,348
NextEra Energy, Inc.	425	33,352
NRG Energy, Inc.	51	1,948
PG&E Corp. *	349	4,357
Pinnacle West Capital Corp.	24	1,579
PPL Corp.	159	4,040
Southern Co. (The)	230	15,649
Xcel Energy, Inc.	118	7,579
		132,683
Electrical Equipment — 0.5%
AMETEK, Inc.	50	5,636
Eaton Corp. plc	86	11,499
Emerson Electric Co.	128	9,373
Generac Holdings, Inc. *	14	2,462
Rockwell Automation, Inc.	25	5,376
		34,346
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	129	8,623
CDW Corp.	29	4,570
Corning, Inc.	165	4,780
Keysight Technologies, Inc. *	39	6,130
TE Connectivity Ltd. (Switzerland)	69	7,641
Teledyne Technologies, Inc. *	10	3,424
Trimble, Inc. *	54	2,910
Zebra Technologies Corp., Class A *	11	2,937
		41,015
Energy Equipment & Services — 0.3%
Baker Hughes Co.	219	4,591
Halliburton Co.	197	4,834
Schlumberger NV	306	10,993
		20,418
Entertainment — 1.4%
Activision Blizzard, Inc.	154	11,457
Electronic Arts, Inc.	57	6,617
Live Nation Entertainment, Inc. *	31	2,339
Netflix, Inc. *	96	22,667
Take-Two Interactive Software, Inc. *	34	3,697
Walt Disney Co. (The) *	395	37,230
Warner Bros Discovery, Inc. *	478	5,500
		89,507
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	32	4,506

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
American Tower Corp.	101	21,641
AvalonBay Communities, Inc.	30	5,576
Boston Properties, Inc.	31	2,315
Camden Property Trust	23	2,755
Crown Castle, Inc.	94	13,552
Digital Realty Trust, Inc.	62	6,171
Duke Realty Corp.	84	4,034
Equinix, Inc.	20	11,216
Equity Residential	73	4,926
Essex Property Trust, Inc.	14	3,415
Extra Space Storage, Inc.	29	5,007
Federal Realty OP LP	16	1,421
Healthpeak Properties, Inc.	117	2,677
Host Hotels & Resorts, Inc.	155	2,458
Invitation Homes, Inc.	126	4,239
Iron Mountain, Inc.	63	2,767
Kimco Realty Corp.	134	2,465
Mid-America Apartment Communities, Inc.	25	3,875
Prologis, Inc.	160	16,268
Public Storage	34	10,015
Realty Income Corp.	134	7,781
Regency Centers Corp.	33	1,795
SBA Communications Corp.	23	6,648
Simon Property Group, Inc.	71	6,361
UDR, Inc.	66	2,758
Ventas, Inc.	87	3,476
VICI Properties, Inc.	208	6,224
Vornado Realty Trust	35	808
Welltower, Inc.	100	6,452
Weyerhaeuser Co.	160	4,577
		178,179
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	96	45,289
Kroger Co. (The)	141	6,168
Sysco Corp.	110	7,799
Walgreens Boots Alliance, Inc.	155	4,876
Walmart, Inc.	309	40,024
		104,156
Food Products — 1.1%
Archer-Daniels-Midland Co.	121	9,763
Campbell Soup Co.	44	2,054
Conagra Brands, Inc.	104	3,391
General Mills, Inc.	129	9,880
Hershey Co. (The)	32	7,010
Hormel Foods Corp.	63	2,847
JM Smucker Co. (The)	23	3,170

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — continued
Kellogg Co.	55	3,847
Kraft Heinz Co. (The)	172	5,751
Lamb Weston Holdings, Inc.	31	2,407
McCormick & Co., Inc. (Non-Voting) (a)	54	3,865
Mondelez International, Inc., Class A	297	16,269
Tyson Foods, Inc., Class A	63	4,134
		74,388
Gas Utilities — 0.0% ^
Atmos Energy Corp.	30	3,084
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	379	36,684
ABIOMED, Inc. *	10	2,418
Align Technology, Inc. *	16	3,257
Baxter International, Inc.	109	5,872
Becton Dickinson and Co.	62	13,758
Boston Scientific Corp. *	310	12,004
Cooper Cos., Inc. (The)	11	2,819
Dentsply Sirona, Inc.	46	1,322
Dexcom, Inc. *	85	6,845
Edwards Lifesciences Corp. *	134	11,090
Hologic, Inc. *	54	3,487
IDEXX Laboratories, Inc. *	18	5,872
Intuitive Surgical, Inc. *	77	14,491
Medtronic plc	288	23,228
ResMed, Inc.	32	6,920
STERIS plc	22	3,600
Stryker Corp.	73	14,764
Teleflex, Inc.	10	2,046
Zimmer Biomet Holdings, Inc.	45	4,749
		175,226
Health Care Providers & Services — 3.6%
AmerisourceBergen Corp.	34	4,554
Cardinal Health, Inc.	59	3,933
Centene Corp. *	124	9,628
Cigna Corp.	66	18,328
CVS Health Corp.	284	27,106
DaVita, Inc. *	12	998
Elevance Health, Inc.	52	23,602
HCA Healthcare, Inc.	47	8,565
Henry Schein, Inc. *	29	1,938
Humana, Inc.	27	13,293
Laboratory Corp. of America Holdings	20	4,008
McKesson Corp.	31	10,575
Molina Healthcare, Inc. *	13	4,149
Quest Diagnostics, Inc.	25	3,097

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
UnitedHealth Group, Inc.	202	102,271
Universal Health Services, Inc., Class B	14	1,255
		237,300
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc. *	9	14,125
Caesars Entertainment, Inc. *	46	1,498
Carnival Corp. *	214	1,502
Chipotle Mexican Grill, Inc. *	6	9,033
Darden Restaurants, Inc.	27	3,352
Domino's Pizza, Inc.	8	2,410
Expedia Group, Inc. *	33	3,084
Hilton Worldwide Holdings, Inc.	59	7,163
Las Vegas Sands Corp. *	71	2,669
Marriott International, Inc., Class A	60	8,370
McDonald's Corp.	159	36,751
MGM Resorts International	71	2,099
Norwegian Cruise Line Holdings Ltd. * (a)	91	1,036
Royal Caribbean Cruises Ltd. *	47	1,800
Starbucks Corp.	248	20,930
Wynn Resorts Ltd. *	22	1,412
Yum! Brands, Inc.	62	6,551
		123,785
Household Durables — 0.3%
DR Horton, Inc.	69	4,611
Garmin Ltd.	33	2,683
Lennar Corp., Class A	55	4,115
Mohawk Industries, Inc. *	11	1,041
Newell Brands, Inc.	82	1,132
NVR, Inc. *	1	2,663
PulteGroup, Inc.	50	1,879
Whirlpool Corp.	12	1,591
		19,715
Household Products — 1.4%
Church & Dwight Co., Inc.	53	3,757
Clorox Co. (The)	27	3,423
Colgate-Palmolive Co.	180	12,686
Kimberly-Clark Corp.	73	8,226
Procter & Gamble Co. (The)	517	65,311
		93,403
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The)	145	3,268
Industrial Conglomerates — 0.8%
3M Co.	120	13,244

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial Conglomerates — continued
General Electric Co.	237	14,697
Honeywell International, Inc.	146	24,352
		52,293
Insurance — 2.2%
Aflac, Inc.	124	6,996
Allstate Corp. (The)	58	7,287
American International Group, Inc.	165	7,816
Aon plc, Class A	46	12,232
Arthur J Gallagher & Co.	46	7,797
Assurant, Inc.	11	1,673
Brown & Brown, Inc.	51	3,070
Chubb Ltd.	90	16,445
Cincinnati Financial Corp.	34	3,087
Everest Re Group Ltd.	9	2,239
Globe Life, Inc.	20	1,956
Hartford Financial Services Group, Inc. (The)	70	4,333
Lincoln National Corp. (a)	34	1,473
Loews Corp.	43	2,158
Marsh & McLennan Cos., Inc.	108	16,128
MetLife, Inc.	145	8,816
Principal Financial Group, Inc.	50	3,620
Progressive Corp. (The)	127	14,715
Prudential Financial, Inc.	81	6,908
Travelers Cos., Inc. (The)	51	7,871
Willis Towers Watson plc	24	4,784
WR Berkley Corp.	44	2,856
		144,260
Interactive Media & Services — 4.8%
Alphabet, Inc., Class A *	1,298	124,161
Alphabet, Inc., Class C *	1,161	111,609
Match Group, Inc. *	61	2,926
Meta Platforms, Inc., Class A *	494	66,991
Twitter, Inc. *	145	6,381
		312,068
Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc. *	1,919	216,823
eBay, Inc.	119	4,378
Etsy, Inc. * (a)	27	2,745
		223,946
IT Services — 4.4%
Accenture plc, Class A	137	35,235
Akamai Technologies, Inc. *	34	2,764
Automatic Data Processing, Inc.	90	20,347
Broadridge Financial Solutions, Inc.	25	3,663
Cognizant Technology Solutions Corp., Class A	112	6,439

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — continued
DXC Technology Co. *	50	1,218
EPAM Systems, Inc. *	12	4,498
Fidelity National Information Services, Inc.	132	9,947
Fiserv, Inc. *	139	12,956
FleetCor Technologies, Inc. *	16	2,861
Gartner, Inc. *	17	4,738
Global Payments, Inc.	60	6,483
International Business Machines Corp.	196	23,231
Jack Henry & Associates, Inc.	16	2,875
Mastercard, Inc., Class A	185	52,521
Paychex, Inc.	69	7,781
PayPal Holdings, Inc. *	250	21,549
VeriSign, Inc. *	20	3,510
Visa, Inc., Class A	354	62,882
		285,498
Leisure Products — 0.0% ^
Hasbro, Inc.	28	1,895
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	65	7,860
Bio-Rad Laboratories, Inc., Class A *	5	1,936
Bio-Techne Corp.	8	2,412
Charles River Laboratories International, Inc. *	11	2,167
Danaher Corp.	142	36,609
Illumina, Inc. *	34	6,489
IQVIA Holdings, Inc. *	40	7,314
Mettler-Toledo International, Inc. *	5	5,283
PerkinElmer, Inc.	27	3,288
Thermo Fisher Scientific, Inc.	85	43,019
Waters Corp. *	13	3,494
West Pharmaceutical Services, Inc.	16	3,945
		123,816
Machinery — 1.6%
Caterpillar, Inc.	114	18,752
Cummins, Inc.	31	6,212
Deere & Co.	60	20,104
Dover Corp.	31	3,623
Fortive Corp.	77	4,489
IDEX Corp.	16	3,266
Illinois Tool Works, Inc.	61	11,019
Ingersoll Rand, Inc.	87	3,776
Nordson Corp.	12	2,484
Otis Worldwide Corp.	91	5,804
PACCAR, Inc.	75	6,300
Parker-Hannifin Corp.	28	6,734
Pentair plc	36	1,447
Snap-on, Inc.	12	2,322

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Stanley Black & Decker, Inc. (a)	32	2,407
Westinghouse Air Brake Technologies Corp.	39	3,203
Xylem, Inc.	39	3,408
		105,350
Media — 0.7%
Charter Communications, Inc., Class A *	24	7,280
Comcast Corp., Class A	953	27,963
DISH Network Corp., Class A *	54	751
Fox Corp., Class A	66	2,036
Fox Corp., Class B	31	868
Interpublic Group of Cos., Inc. (The)	85	2,167
News Corp., Class A	84	1,261
News Corp., Class B	26	399
Omnicom Group, Inc.	44	2,798
Paramount Global, Class B (a)	109	2,081
		47,604
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	309	8,461
Newmont Corp.	172	7,222
Nucor Corp.	57	6,063
		21,746
Multiline Retail — 0.5%
Dollar General Corp.	49	11,788
Dollar Tree, Inc. *	46	6,219
Target Corp.	100	14,896
		32,903
Multi-Utilities — 0.9%
Ameren Corp.	56	4,506
CenterPoint Energy, Inc.	136	3,840
CMS Energy Corp.	63	3,659
Consolidated Edison, Inc.	77	6,583
Dominion Energy, Inc.	180	12,456
DTE Energy Co.	42	4,825
NiSource, Inc.	88	2,214
Public Service Enterprise Group, Inc.	108	6,073
Sempra Energy	68	10,203
WEC Energy Group, Inc.	68	6,107
		60,466
Oil, Gas & Consumable Fuels — 4.3%
APA Corp.	71	2,417
Chevron Corp.	390	56,012
ConocoPhillips	276	28,205
Coterra Energy, Inc.	172	4,499
Devon Energy Corp.	142	8,524
Diamondback Energy, Inc.	38	4,636

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
EOG Resources, Inc.	127	14,175
EQT Corp.	80	3,264
Exxon Mobil Corp.	902	78,776
Hess Corp.	60	6,575
Kinder Morgan, Inc.	429	7,142
Marathon Oil Corp.	147	3,312
Marathon Petroleum Corp.	108	10,722
Occidental Petroleum Corp.	161	9,914
ONEOK, Inc.	97	4,957
Phillips 66	104	8,406
Pioneer Natural Resources Co.	52	11,188
Valero Energy Corp.	85	9,113
Williams Cos., Inc. (The)	264	7,553
		279,390
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	50	10,835
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	462	32,862
Catalent, Inc. *	39	2,808
Eli Lilly & Co.	171	55,207
Johnson & Johnson	569	92,983
Merck & Co., Inc.	548	47,231
Organon & Co.	55	1,288
Pfizer, Inc.	1,215	53,169
Viatris, Inc.	263	2,237
Zoetis, Inc.	101	15,029
		302,814
Professional Services — 0.4%
CoStar Group, Inc. *	86	5,970
Equifax, Inc.	26	4,542
Jacobs Solutions, Inc.	28	2,997
Leidos Holdings, Inc.	29	2,586
Nielsen Holdings plc	78	2,158
Robert Half International, Inc.	24	1,815
Verisk Analytics, Inc.	34	5,795
		25,863
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	70	4,694
Road & Rail — 0.9%
CSX Corp.	463	12,349
JB Hunt Transport Services, Inc.	18	2,812
Norfolk Southern Corp.	51	10,660
Old Dominion Freight Line, Inc.	20	4,936
Union Pacific Corp.	135	26,339
		57,096

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc. *	349	22,143
Analog Devices, Inc.	112	15,680
Applied Materials, Inc.	188	15,430
Broadcom, Inc.	87	38,817
Enphase Energy, Inc. *	29	8,137
Intel Corp.	889	22,907
KLA Corp.	31	9,290
Lam Research Corp.	30	10,853
Microchip Technology, Inc.	120	7,300
Micron Technology, Inc.	239	11,965
Monolithic Power Systems, Inc.	10	3,497
NVIDIA Corp.	542	65,805
NXP Semiconductors NV (China)	57	8,386
ON Semiconductor Corp. *	94	5,846
Qorvo, Inc. *	22	1,774
QUALCOMM, Inc.	243	27,468
Skyworks Solutions, Inc.	35	2,962
SolarEdge Technologies, Inc. *	12	2,788
Teradyne, Inc. (a)	34	2,551
Texas Instruments, Inc.	198	30,617
		314,216
Software — 8.5%
Adobe, Inc. *	101	27,883
ANSYS, Inc. *	19	4,179
Autodesk, Inc. *	47	8,787
Cadence Design Systems, Inc. *	59	9,690
Ceridian HCM Holding, Inc. *	33	1,852
Fortinet, Inc. *	142	6,961
Intuit, Inc.	61	23,652
Microsoft Corp.	1,615	376,031
NortonLifeLock, Inc.	128	2,582
Oracle Corp.	329	20,083
Paycom Software, Inc. *	11	3,472
PTC, Inc. *	23	2,394
Roper Technologies, Inc.	23	8,254
Salesforce, Inc. *	215	30,984
ServiceNow, Inc. *	44	16,513
Synopsys, Inc. *	33	10,118
Tyler Technologies, Inc. *	9	3,128
		556,563
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	13	2,052
AutoZone, Inc. *	4	9,037
Bath & Body Works, Inc.	49	1,611
Best Buy Co., Inc.	43	2,748
CarMax, Inc. *	35	2,275

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Home Depot, Inc. (The)	223	61,396
Lowe's Cos., Inc.	138	25,986
O'Reilly Automotive, Inc. *	14	9,708
Ross Stores, Inc.	76	6,384
TJX Cos., Inc. (The)	254	15,757
Tractor Supply Co.	24	4,467
Ulta Beauty, Inc. *	11	4,501
		145,922
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	3,270	451,971
Hewlett Packard Enterprise Co.	281	3,370
HP, Inc.	197	4,909
NetApp, Inc.	48	2,942
Seagate Technology Holdings plc	42	2,251
Western Digital Corp. *	68	2,207
		467,650
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	274	22,739
Ralph Lauren Corp.	9	789
Tapestry, Inc.	55	1,550
VF Corp.	71	2,138
		27,216
Tobacco — 0.7%
Altria Group, Inc.	390	15,742
Philip Morris International, Inc.	336	27,858
		43,600
Trading Companies & Distributors — 0.2%
Fastenal Co.	124	5,728
United Rentals, Inc. *	15	4,093
WW Grainger, Inc.	10	4,795
		14,616
Water Utilities — 0.1%
American Water Works Co., Inc.	39	5,122
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	130	17,484
Total Common Stocks (Cost $3,814,410)		6,525,306

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.2%
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (c) (d)	8,906	8,906
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (c) (d)	2,477	2,477
Total Investment of Cash Collateral from Securities Loaned (Cost $11,382)		11,383
Total Investments — 99.7% (Cost $3,825,792)		6,536,689
Other Assets Less Liabilities — 0.3%		21,042
NET ASSETS — 100.0%		6,557,731

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $9,747.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2022.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	174	12/16/2022	USD	31,359	(4)

Abbreviations
USD	United States Dollar

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,536,689	$—	$—	$6,536,689
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(4)	$—	$—	$(4)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$74,662	$755	$3,884	$(1,187)	$(4,002)	$66,344	635	$663	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (b) (c)	4,403	83,999	79,500	3	1	8,906	8,906	61	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c)	1,597	90,494	89,614	—	—	2,477	2,477	22	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.70% (b) (c)	45,597	195,681	241,278	—	—	—	—	142	—
Total	$126,259	$370,929	$414,276	$(1,184)	$(4,001)	$77,727		$888	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.